Taxation - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Income Tax Jurisdiction [Line Items]
Deferred tax asset, inflation adjustment	$ 37,175
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Proportion of taxable profit that can be reduced by operating loss carryforwards (maximum) (as a percent)	30.00%